Rule 497(e)
                                                              File Nos. 2-80886
                                                              811-3626


CITIZENS INCOME PORTFOLIO
CITIZENS INDEX PORTFOLIO
CITIZENS EMERGING GROWTH PORTFOLIO
CITIZENS GLOBAL EQUITY PORTFOLIO
WORKING ASSETS MONEY MARKET PORTFOLIO
THE E-FUND


Supplement dated: May 1, 1997
to Prospectus dated: September 27, 1996 as amended March 28, 1997



Under paragraph "Costs For Other Services" on page 3 please replace line 10 to read as follows:

Box of 200 checks (E-Fund only) ...................  $15.95



In the "New Account Application" inserted between pages 10 and 11, under paragraph 6a. "For E-Fund Accounts Only (Required)", please replace the first and second sentences to read as follows:

When you open your Access account, you will receive 20 starter checks at no charge. Additional checks for the E-Fund are available at a charge of $15.95, in quantities of 200.



Under paragraph "Write a Check" on page 15 please replace the second sentence to read as follows:

E-Fund shareholders will receive an order form to purchase additional checks ($15.95 for 200 checks).